Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and all other current liabilities approximate fair values due to the short maturities of these instruments. The carrying amounts of borrowings approximate fair value as interest rates on the the line of credit borrowings vary with market interest rates and negotiated terms and conditions are consistent with current market rates.

Assets and Liabilities Measured at Fair Value

The Company’s deferred compensation plan, under which compensation deferrals began during the third quarter of 2013, is a non-qualified deferred compensation plan which allows highly compensated employees to defer a portion of their base salary and variable compensation each plan year. To offset its obligation, the Company purchases Company-owned whole-life insurance contracts on certain team members. As of October 1, 2013, $460,000 and $480,000 were included in other assets, net and other-long term liabilities, respectively, which represent the carrying value of both the liability for deferred compensation plan and associated life insurance policy equal to fair value.

Fair Value Measurements
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and all other current liabilities approximate fair values due to the short maturities of these instruments. The carrying amounts of borrowings approximate fair value as the line of credit and term borrowings vary with market interest rates and negotiated terms and conditions are consistent with current market rates. Asset impairment charges are recorded at fair value on a nonrecurring basis.

Fair Value of Derivatives
All derivatives are recognized on the balance sheet at fair value as either assets or liabilities. The fair value of the Company's derivative financial instruments is determined using a discounted cash flow analysis on the expected cash flows of each derivative. The Company reports its derivative assets or liabilities in other assets, other liabilities, other current assets or accrued expenses as applicable. The accounting for the change in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. The fair values are assigned a level within the fair value hierarchy, depending on the source of the inputs into the calculation.
Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2—Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3—Prices or valuation techniques which require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
The Company's cash flow hedges are measured at fair value on a recurring basis, including an adjustment for the Company's credit risk. Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of January 1, 2013, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
The following table presents the Company's liabilities measured at fair value on a recurring basis as of January 1, 2013 and January 3, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	2012	2011
Total derivatives—Level 1	$—	$—
Total derivatives—Level 2	98	473
Total derivatives—Level 3	—	—

The Company's temporary equity is measured at fair value on a recurring basis. The Company has determined that the majority of the inputs used to value its stock, which directly impacts the valuation of temporary equity, fall within Level 3 of the fair value hierarchy. See Note 10, Stock Based Compensation, for further discussion of the significant inputs into the share price valuation.
Fair Value of Temporary Equity
The following table represents the temporary equity measured at fair value on a recurring basis as of January 1, 2013 and January 3, 2012 and the level in the fair value hierarchy within which the measurements fall (in thousands):

	2012	2011
Level 1	$—	$—
Level 2	—	—
Level 3	3,601	2,572